RELIANCE, INC. STOCK FUND (Details) - Reliance, Inc. Master 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
RELIANCE, INC. STOCK FUND
Investments, at fair value	$ 1,815,672,113	$ 1,624,267,378
Other receivables	49,562	70,320
Other payables	$ (38,353)	$ (2,673)
Reliance, Inc. stock fund
RELIANCE, INC. STOCK FUND
Number of shares in investment	867,630	924,758
Investments, at fair value	$ 175,684,668	$ 174,570,413
Interest-bearing cash	7,215,987	7,201,880
Other receivables	35,143	70,320
Other payables	(38,353)	(2,673)
Fair value of the investment	$ 182,897,445	$ 181,839,940
Number of shares	608,179	648,334